Prepaid Expenses and Other Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Prepaid Expenses and Other Receivable [Abstract]
Prepaid expenses	$ 19	$ 16
R&D credits	208
Other receivables	55	28
Prepaid expenses and other receivable	$ 282	$ 44